Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Series Portfolios Trust
Entity Central Index Key	0001650149
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Elm Market Navigator ETF
Shareholder Report [Line Items]
Fund Name	Elm Market Navigator ETF
Class Name	Elm Market Navigator ETF
Trading Symbol	ELM
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Elm Market Navigator ETF for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.elmfunds.com/elm-market-navigator-etf. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.elmfunds.com/elm-market-navigator-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST PERIOD?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Elm Market Navigator ETF	$10	0.20%
[1]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Material Change Date	Jan. 28, 2026
Net Assets	$ 523,973,515
Holdings Count | $ / shares	19
Advisory Fees Paid, Amount	$ 511,263
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$523,973,515
Number of Holdings	19
Net Advisory Fee	$511,263
Portfolio Turnover	40%
30-Day SEC Yield	2.64%
30-Day SEC Yield Unsubsidized	2.65%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Security Type	(% of net assets)
Exchange Traded Funds	99.5%
Investments Purchased with Proceeds from Securities Lending	2.7%
Money Market Funds	0.3%
Cash & Other	-2.5%

Top 10 Issuers	(% of net assets)
Schwab U.S. TIPS ETF	19.3%
Vanguard 0-3 Month Treasury Bill ETF	18.9%
Vanguard FTSE Emerging Markets ETF	15.8%
Vanguard Total Stock Market ETF	10.9%
Vanguard FTSE Pacific ETF	6.3%
JPMorgan BetaBuilders Europe ETF	5.9%
iShares Core MSCI Europe ETF	4.9%
iShares Core U.S. Aggregate Bond ETF	3.9%
First American Government Obligations Fund	3.0%
Vanguard FTSE Europe ETF	2.7%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 28, 2026, the Fund’s investment advisory fee was permanently reduced from 0.22% to 0.20% of average daily net assets. This change replaced a contractual fee waiver under which the Adviser had been charging the Fund at the reduced 0.20% rate since inception. Including estimated Acquired Fund Fees and Expenses (“AFFE”), the Fund’s expense ratio is 0.24%.

Updated Prospectus Web Address	https://www.elmfunds.com/elm-market-navigator-etf

[1]
*	Annualized